Revenue	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Revenue

Note 19 – Revenue

Revenue – non-related parties	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
	EUR	EUR	EUR
Revenue recognized at time of transaction
Player transfers	406,988	122,159	-
Ticketing	150,062	174,247	-
Store	35,495	9,848	-
Subsidies, grants and donations	-	-	-
Short-term leases for non-volley events	63,827	-	-
Revenue recognized over time
Sponsorships	1,157,825	745,452	-
Youth league	106,343	54,690	-
Others	324,741	41,096	-
Consulting revenue	275,501	-	162,407
Total revenue – non-related parties	2,520,782	1,147,492	162,407

Revenue – related parties	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
	EUR	EUR	EUR
Revenue recognized at time of transaction
Player transfers	-	-	-
Ticketing	-	-	-
Store	-	-	-
Subsidies, grants and donations	-	-	-
Short-term leases for non-volley events	-	-	-
Revenue recognized over time
Sponsorships	336,990	-	-
Youth league	-	-	-
Others	28,347	-	-
Consulting revenue	-	-	-
Total revenue – related parties	365,337	-	-

For the year ended December 31, 2024, all revenue was generated from sales transactions with independent third parties totaling EUR2,520,782 and with related parties totaling EUR365,337. Comparatively, for the same periods in 2023 and 2022, revenue from independent third parties amounted to EUR1,147,492 and EUR162,407, while revenue from related parties totaled nil and nil.

For the year ended December 31, 2024, the Company mainly generated revenues from advertising and sponsorships, ticketing revenues and player transfer fees. They also generated revenues from training fees and youth leagues. Other revenues are mainly comprised of facility space rented out for other events, media rights, parking and marketing contracts. For the years ended December 31, 2023 and 2022, nil and EUR162,407 were generated from consulting services.

No customer accounted for over 10% of the Company’s total revenue for the years ended December 31, 2024 and 2023. Three customers, each accounted for over 10% of the Company’s total revenue, representing 74% of the Company’s revenue for the year ended December 31, 2022.

As of and for the year ended December 31, 2024, the Company’s top customers and associated trade receivables were as follows:

Customer – non-related parties	Revenue	Associated Trade Receivables
	EUR	EUR
LLC FC Polissia	200,140	-
Influencer Football League LLC	200,000	208,370
Macron	126,385	-
Katamon Fans Club Israel	109,943	-
BURSON COHN e WOLFE SRL	83,077	56,669
Total	791,545	265,039

Customer – related parties
E-Work	238,577	118,680
Laica	92,308	26,154
Edimen	28,452	3,758
Studio Pirola Associati	1,500	-
Total	360,837	148,952

Revenue by Geographic Region

Region	Revenue for the year ended December 31, 2024	Revenue for the year ended December 31, 2023	Revenue for the year ended December 31, 2022
	EUR	EUR	EUR
Italy	2,195,953	990,127	162,407
North Macedonia	490,166	157,365	-
Ireland	200,000	-	-
Total	2,886,119	1,147,492	162,407